EMPLOYEE BENEFIT OBLIGATIONS (Other comprehensive income explanatory) (Details) $ in Thousands	12 Months Ended
Dec. 28, 2025 USD ($)
Disclosure of information about defined benefit plans [abstract]
Liability (gains)/losses due to changes in financial assumptions	$ (11,774)
Liability experience (gains)/losses arising during the period	167
Asset (gains)/losses arising during the period	6,181
Other comprehensive (income) loss	$ (5,426)